Promissory note to related parties	6 Months Ended
Sep. 30, 2025
Promissory Note To Related Parties
Promissory note to related parties
9.	Promissory note to related parties

On September 24, 2024, the Company entered into a one-year promissory note purchase agreement with Bin Fu, Xuejun Ji and Peng Wang, the management of the Company, relating to the issue and sale of a promissory note in the principal amount of $200,000, $400,000, and $400,000, respectively, $1,000,000 in total, at a purchase price of $1,000,000. The annual interest rate is 6%, and the promissory note and related interest will be due on September 23, 2025. By the end of September 30, 2025, the Company received the principal amount of $200,000 from Bin Fu, $400,000 from Peng Wang and $400,000 from Xuejun Ji, For the six months ended September 30, 2025 and 2024, the accrued related interest expenses were $18,000 and $115, respectively. The promissory note does not have any conversion feature. The maturity date of the promissory note, originally issued on September 24, 2025, was extended to March 31, 2026. The entire outstanding principal amount of the promissory note, together with any accrued and unpaid interest thereon, if any, shall be due and payable in full on the Amended Maturity Date. The remaining terms remain consistent with the original contract.

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS